GOODWILL	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2024	2023
Balance at beginning of the year	$14,488	$8,789
Acquisitions through business combinations(1)	294	5,334
Assets held by subsidiaries disposed during the period(2)	(149)	(36)
Foreign currency translation and other	(532)	401
Balance at end of the year	$14,101	$14,488

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Assets held by subsidiaries disposed during the period includes the deconsolidation of goodwill balances from our Peruvian toll road operations (refer to Note 34, Related Party Transactions, for additional information) and the disposition of a subsidiary of our Australian port operations (refer to Note 5, Disposition of Businesses, for additional information).
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of cash generating units or a group of cash generating units, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. During 2024, the recoverable amount exceeded the carrying amount of each cash generating unit.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2024	2023
North American residential decarbonization infrastructure business	$3,050	$3,117
European residential decarbonization infrastructure business	2,126	1,881
North American rail operations	2,099	2,098
Canadian diversified midstream operation	1,871	2,028
Global intermodal logistics operation	1,163	1,163
European hyperscale data center platform	721	797
Canadian natural gas gathering and processing operation	669	726
Indian telecom tower operation	523	242
U.S. colocation data center operation	503	503
Brazilian regulated transmission operation	411	526
Colombian natural gas distribution operation	404	461
U.K. wireless infrastructure operation	344	350
Other	217	596
Total	$14,101	$14,488
The recoverable amount of goodwill has been determined using a discounted cash flow model whereby the fair value measurement is classified under level 3 on the fair value hierarchy. For businesses with the most significant goodwill as separately listed in the table above, the key inputs in determining the fair value of each cash generating unit under the discounted cash flow model are the utilization of different types of discount rates ranging from 10% to 20%, terminal value multiples of 7x to 21x and discrete cash flow periods from 5 to 26 years.